Note 25 - Share-based Payments	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
25.	SHARE-BASED PAYMENTS

Currently the Company has two plans of share-based payment programs: (i) Stock Option Plan, approved in Extraordinary General Meeting of July 30, 2013 (“Stock Option Plan”) and (ii) Share-based Payment Plan approved in Extraordinary General Meeting of April 29, 2016, as amended in Extraordinary General Meeting of July 30, 2013 (“Share-Based Plan”). The programs are issued for each plan and there are different stock option and share-based payment programs which allow the employees and senior management of the Company and its subsidiaries to acquire, through the exercise of stock options, or receive shares in the Company.

(i) Stock Option Plan

There are three models of stock options that may be granted under the Stock Option Plan.

1. Under the first model, beneficiaries, in accordance with their internal category, may choose between allocating (a) 30% or 100%, (b) 40% or 100%, and (c) 60% or 100% of the amounts received by them as profit sharing regarding the immediate year to the exercise of stock options, thereby allowing them to acquire the corresponding amount of Ambev shares. Under this model, a substantial part of the shares acquired is to be delivered only within five years from the corresponding stock option grant date. During such five-year period, the beneficiary must remain employed at Ambev or any other company of its group.

2. Under the second model, the beneficiary may exercise the stock options granted only after a period of up to five years from the corresponding grant date. Vesting of the stock options granted under the second model is not subject to the company’s performance measures; however, the right to exercise such options may be forfeited in certain circumstances, including the beneficiary’s resignation or dismissal prior to the stock options’ vesting.

3. Under the third model, the beneficiaries, in accordance with their internal category, may choose between allocating (a) 20% or 100%, (b) 30% or 100%, and (b) 50% or 100%, of the amounts received by them as profit sharing regarding the immediate year to the exercise of stock options, thereby allowing them to acquire the corresponding amount of Ambev shares. The totality of the shares acquired is to be delivered to the beneficiary within forty-five days from the corresponding exercising date (which shall not be later than forty-five days from the stock option grant date). The beneficiaries are under a five-year lock-up period.

For all stock option programs, the fair value of the shares is estimated as at the option grant date, using the “Hull Binomial” pricing model, adjusted to reflect the IFRS 2 requirement that assumptions regarding forfeiture before the end of the vesting period cannot impact the fair value of the option. The fair value of the share options is estimated at the grant date, using an option pricing model. Based on the expected number of options that will be exercised, the fair value of the options granted is recognized as an expense over the vesting period with a corresponding credit to equity. When the options are exercised, the equity is increased by the amount of the proceeds received.

(ii) Share-Based Plan

In this plan, certain employees and members of the management of the Company or its subsidiaries are eligible to receive shares in the Company including in the form of ADRs. The shares that are subject to the Share-Based Plan are designated as "restricted shares".

The delivery of restricted shares is made free, and the waiting period may vary between three and five years from the corresponding share-based plan grant date, during which the beneficiary must remain employed at Ambev or any other company of its group.

The restricted shares give to participates the right to receive additional shares with the same conditions, such as compensation dividends and Interest on shareholder´s equity paid by the Company during the waiting period. The right to receive restricted and additional shares, can be fully or partially lost depending on circumstances, including resignation or resignation during the grace period.

Under the Share-Based Plan, the reference price per restricted share is defined on the grant date based on the share price of the trading session on B3 S.A. immediately prior to the granting of the shares and based on number of grant shares. During the grace period the amount is recorded as expense against equity. The shares are transferred to attendees according the terms and periods by the respective programs.

The weighted average fair value of the options and assumptions used to apply the Company’s option pricing model for 2021, 2020 and 2019 was as follows:

In R$	2021	(i)	2020	(i)	2019	(i)

Fair value of options granted	-		4.04		4.50
Share price	-		18.05		17.66
Exercise price	-		18.05		17.66
Expected volatility	-		22.3%		23.8%
Vesting year	-		5		5
Expected dividends	-		5%		5%
Risk-free interest rate	-		6.8%	(ii)	7.8%	(ii)

(i) Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.

(ii) The percentages include the grants of stock options and ADRs during the period, with the risk-free interest rate of ADRs calculated in U.S. Dollar.

The total number of outstanding options developed was as follows:

Thousand options	2021	2020	2019

Options outstanding at January 1	127,265	141,736	141,328
Options issued during the period	-	22	24,593
Options exercised during the period	(5,247)	(5,730)	(7,849)
Options forfeited during the period	(8,258)	(8,763)	(16,336)
Options outstanding at the end of the year	113,760	127,265	141,736

The range of exercise prices of the outstanding options is from R$15.95 (R$11.97 in 2020 and R$0.001 in 2019) to R$45.97 (R$43.95 in 2020 and R$34.37 in 2019) and the weighted average remaining contractual life is approximately 6.70 years (6.43 years in 2020 and 6.33 years in 2019).

Of the 113,760 thousand outstanding options (127,265 thousand in 2020 and 141,736 thousand in 2019), 59,250 thousand options were vested in 2021 (36,459 thousand in 2020 and 46,640 thousand in 2019).

The weighted average exercise price of the options is as follows:

In R$ per share	2021	2020	2019

Options outstanding at January 1	19.81	18.53	16.16
Options issued during the period	-	18.05	18.05
Options forfeited during the period	25.27	22.96	21.24
Options exercised during the period	13.16	8.30	9.07
Options outstanding at the end of the period	19.92	19.81	18.53
Options exercisable at the end of the period	21.14	23.70	19.12

For the options exercised during 2021, the weighted average share price as at the exercise date was R$17.87 (R$15.23 in 2020 and R$18.68 in 2019).

To settle the exercised stock options, the Company may use treasury shares. The current limit on the authorized capital is considered sufficient to meet the Company’s obligations under all stock option plans if the issue of new shares is required to meet the grants awarded under the Programs.

During the period, the Company granted 110 thousand deferred shares under the stock option plan (153 thousand deferred shares in 2020 and 208 thousand deferred shares in 2019) which are valued based on the share price for the trading session immediately prior to the grant, which represents a fair value of R$1.7 in 2021 (R$2.4 in 2020 and R$3.8 in 2019). Such deferred shares are subject to a grace period of five years from the grant date.

During the period, the Company granted 20,629 thousand restricted shares under the Share-Based Plan (21,066 thousand in 2020 and 11,838 thousand in 2019), which are valued based on the share price of the trading session immediately prior to the granting of the shares, representing a fair value of approximately R$325.7 in 2021 (R$315.4 in 2020 and R$211.7 in 2019). Such restricted share units are subject to a grace period which can vary from three to five years from the grant date.

The total number of shares purchased by or granted to employees, as the case may be, under the Stock Option Plan and Share-Based Plan, which will be delivered in the future based on the fulfilment of certain conditions (deferred stock and restricted shares), is as set out below:

Deferred shares

Thousand deferred shares	2021	2020	2019

Deferred shares outstanding at January	6,065	7,926	12,308
New deferred shares during the period	110	153	208
Deferred shares granted during the period	(4,964)	(1,901)	(4,167)
Deferred shares forfeited during the period	(43)	(113)	(423)
Deferred shares outstanding at the end of the year	1,168	6,065	7,926

Restricted shares

Thousand restricted shares	2021	2020	2019

Restricted shares outstanding at January	43,458	23,836	12,656
New restricted shares during the period	20,629	21,066	11,838
Restricted shares granted during the period	(22)	-	-
Restricted shares forfeited during the period	(1,520)	(1,444)	(658)
Restricted shares outstanding at the end of the year	62,545	43,458	23,836

Additionally, certain employees and managers of the Company received options to acquire AB-Inbev shares, the compensation costs of which are recognized in the income statement against equity.

The transactions with share-based payments described above generated an expense of R$391.5 in 2021 (R$223.1 and R$219.2 in 2020 and 2019, respectively), recorded as administrative expenses.